[LOGO OF NEW ENGLAND FUNDS APPEARS HERE]
Where the Best Minds Meet(TM)

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Annual Report and Performance Update
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NEW ENGLAND CAPITAL GROWTH FUND

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December 31, 1995
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
NEW ENGLAND
CAPITAL GROWTH FUND

December 31, 1995

DEAR SHAREHOLDER,
It's a real pleasure to present to you the 1995 Annual Report for New England Capital Growth Fund, containing your portfolio manager's commentary and complete financial information.

FAVORABLE ECONOMIC CONDITIONS IN 1995
In 1995 subdued economic growth with little or no inflation created a
very favorable backdrop for the bond and stock markets.   Long term interest
rates dipped on the positive inflation news, with the yield on the 30-year Treasury bond falling to a low of 5.95% at year end. The stock market, fueled by lower interest rates and solid corporate earnings growth, advanced 37.6%, as measured by the Standard & Poor's 500 Index,* for its best showing since
1958.   In July and in December, the Federal Reserve Board lowered short term rates, signaling its belief that the economy was indeed on a path towards slow, non-inflationary growth.

NEW ENGLAND FUNDS - WHERE THE BEST MINDS MEET
Over this past year we launched our new corporate identity - Where the Best Minds Meet -which we believe reflects the essence of New England Funds. Our unique multiple adviser structure brings together some of the best investment minds in the business. As recent examples, consider New England Star Advisers Fund, managed by four prominent equity advisers, and New England Star Worldwide Fund, a global fund introduced this January which builds off the Star Advisers concept. In addition, last May we launched New England Strategic Income Fund, under the management of Dan Fuss of Loomis Sayles. One of the industry's most respected managers, Dan Fuss was named 1995's "Bond Fund Manager of the Year" by Morningstartrademark for his past record of accomplishment in fund management at Loomis Sayles.**

* Standard & Poor's 500 is an unmanaged index representing 500 major companies, the majority of which are listed on the New York Stock Exchange.
**  Morningstar is a third party, independent mutual fund rating service.

1995 DALBAR AWARD FOR SERVICE EXCELLENCE
Where the Best Minds Meet also refers to your financial adviser and all the people at New England Funds who provide you with quality service. We are proud to report that in recognition of our ongoing quality initiatives, Ne w England Funds has been named a 1995 Quality Tested Service Seal Winner by DALBAR, an independent mutual fund service rating company. The coveted
DALBAR award was given to only seven companies for "providing the highest tier of service excellence in the mutual fund industry."

OUTLOOK FOR 1996
Looking ahead, we believe interest rates are likely to remain flat as the economy continues on its slow, steady, non-inflationary growth path. While this scenario is extremely positive for the long term, it is unlikely that 1996 will see a repeat of last year's stellar performance. At this time it's worth reiterating that long-term investors should not focus on one year's performance. Instead, we recommend that you review your asset allocation program with your financial adviser, then remain committed to that program to carry out its objectives.

We believe you will find your portfolio manager's commentary informative. If you have any questions or comments, please contact your financial representative or New England Funds directly at 800-225-5478. Also, please contact New England Funds for a prospectus on any of the funds mentioned above. The prospectus details investment objectives and risks, as well as management fees and expenses. You should read it carefully before investing or sending money.

Sincerely,


/S/Peter S. Voss    /S/Henry L.P. Schmelzer
Peter S. Voss       Henry L.P. Schmelzer
Chairman            President



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                           New England Capital Growth Fund
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INVESTMENT RESULTS THROUGH DECEMBER 31, 1995

Putting Performance into Perspective

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

A $10,000 INVESTMENT IN CLASS A SHARES
COMPARED TO STANDARD & POOROS 500 INDEX(4)
[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Standard & PoorOs 500 Index
(4).
The data points from the graph are as follows:]

NEW ENGLAND CAPITAL GROWTH FUND - NET ASSET VALUE(1)
Year                                                   Amount
----                                                   ------
1995                                                   $15,937
1994                                                   $12,194
1993                                                   $12,398
1992                                                   $11,491
8/3/92                                                 $10,000

NEW ENGLAND CAPITAL GROWTH FUND - WITH MAXIMUM SALES CHARGE(2)
Year                                                   Amount
----                                                   ------
1995                                                   $15,020
1994                                                   $11,493
1993                                                   $11,685
1992                                                   $10,830
8/3/92                                                 $ 9,425

STANDARD & POOROS 500(4)
Year                                                   Amount
----                                                   ------
1995                                                   $15,979
1994                                                   $11,626
1993                                                   $11,470
1992                                                   $10,422
8/3/92                                                 $10,000


  This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting
  in a gain or loss on the sale of shares. Class B and Class C share performance will be greater or less than that shown based on differences in inception date,
  fees and sales charges. All Index and Fund performance assumes reinvested distributions.


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                           New England Capital Growth Fund
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AVERAGE ANNUAL TOTAL RETURNS 12/31/95

CLASS A (Inception 8/3/92)      1 YEAR       3 YEAR       SINCE INCEPTION
Net Asset Value(1)              30.68%       11.52%       14.64%
With Max. Sales Charge(2)       23.14         9.34        12.68
Lipper Growth & Income Avg.(5)  30.79        12.66        13.72

CLASS B (INCEPTION 9/13/93)     1 YEAR       SINCE INCEPTION
Net Asset Value(1)              29.73%       12.58%
With CDSC(3)                    25.73        11.45
Standard & Poor's 500(4)        37.60        16.50
Lipper Growth & Income Avg.(5)  30.79        12.69

CLASS C (INCEPTION 12/30/94)
Net Asset Value(1)              29.66%
Standard & Poor's 500(4)        37.60
Lipper Growth(5)                30.79

   These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

   NOTES TO CHARTS AND PERFORMANCE UPDATE
1 Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

2 With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.

3 With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.

4 Standard & Poor's 500 Index (S&P 500) is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

5 Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

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                           New England Capital Growth Fund
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[PHOTO]
NEW ENGLAND CAPITAL GROWTH FUND

Portfolio Managers: Scott Pape and Richard Hurckes, Loomis, Sayles & Co.,
L.P.

In 1995, the economic environment was favorable for the stock market, and for growth stocks in particular. A combination of steady growth, low labor and capital costs and high productivity allowed American corporations to enjoy expanding profit margins and strong earnings gains.

American companies doing business overseas benefited from the decline of the U.S. dollar early in the year. Corporations with significant global sales enjoyed healthy profits, thanks in part to favorable currency translations.

HOW YOUR FUND PERFORMED
New England Capital Growth Fund participated in the stock market's historic rise in 1995. For the 12 months ended 12/31/95, the Fund achieved a total return of 30.68% for Class A shares at net asset value.

Past performance does not guarantee future results.


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                           New England Capital Growth Fund
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HOW WE MANAGED YOUR FUND
The Fund's successful performance was driven by our investment in premier companies across a broad spectrum of industries. Holdings that delivered the largest gains were those in the technology, medical technology and financial sectors.

Early in the year, we anticipated the strength of technology stocks, and increased our position in that sector. Among our best performers were Oracle Systems, a leader in database management software, and Cisco Systems, a princi pal provider of inter-networking software used to connect computers worldwide. During the fourth quarter, we reduced technology holdings slightly in the wake of increasing price volatility, locking in some of the sizeable gains made earlier in the year.

In 1995, we also built up our position in medical technology stocks, adding two distinguished companies - Medtronic, a leading worldwide manufacturer of pacemakers and implantable defribrillators, and Boston Scientific, a pioneer in technology for interventional cardiology procedures such as angioplasty. Both companies enjoyed strong profits during the year and contributed greatly to the performance of the Fund. Pharmaceutical companies in the portfolio such as Johnson & Johnson, Merck, and biotechnology leader Amgen also benefited from strong revenue gains, due in large part to their proprietary products and increasing international sales.


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                           New England Capital Growth Fund
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Financial stocks contributed to Fund performance in the first half of the year. The prices of First Data Corp., a premier data processing company, and MBNA, one of the largest credit card issuers in the nation, were driven up by strong earnings. By mid-year, as the growth rate of earnings slowed, we began to shift out of the financial sector and into other areas, including consumer non-durables and medical technology.

The Fund's portfolio includes several Fortune 100 companies doing business internationally. During 1995, we maintained positions in Gillette and Coca-Cola, and added Procter & Gamble and Duracell. All benefited from strong consumer demand abroad and favorable currency exchange rates.

We also took advantage of the growth opportunities found in emerging stocks by increasing the Fund's weighting from 23% to 33%. Examples include technology stars Informix Corp. and Parametric, retailers Starbucks and PETsMART INC., transaction processors Paychex Inc., and Medaphis, and medical providers HealthSouth and Ventritex. Each is a superbly managed industry lead er. Correspondingly, we reduced our investment in mid-size and large, blue-chip companies, which offered relatively less upside potential.

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                           New England Capital Growth Fund
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OUTLOOK FOR OUR SHAREHOLDERS

Although there is no guarantee, we believe the stock market will generate positive returns for investors in 1996, as it has in most Presidential election years. While we don't expect a repeat of 1995's impressive performance, we do expect a favorable climate for growth stocks. American business should benefit from domestic economic growth of about 2% and continuing low interest rates and inflation. Companies doing business internationally should continue to profit from the low value of the U.S. dollar.

Economic conditions that favor smaller, emerging companies should continue. Therefore, our interest in the technology and medical technology sectors - areas where attractive emerging companies can be found - remains strong.

The Fund will continue to own America's premier companies - leaders in their respective industries, with strong management and excellent prospects for increased revenues and earnings. We feel these stocks offer investors the best opportunities for long-term growth.

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                           New England Capital Growth Fund
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YOUR FUND'S FIVE LARGEST INVESTMENTS 12/31/95

      COMPANY                                            PERCENTAGE
                                                         OF ASSETS
  1.  AMERICAN INTERNATIONAL GROUP, INC.                    2.8%
      A major international insurance holding company

  2.  ANADARKO PETROLEUM CORP.                              2.5%
      Oil and gas developers and producers

  3.  EASTMAN KODAK CO.                                     2.5%
      Photographic manufacturer

  4.  BOSTON SCIENTIFIC CORP.                               2.4%
      Medical device manufacturer

  5.  HEWLETT-PACKARD CO.                                   2.3%
      Manufacturer of precision electronic products and systems for data management


YOUR FUND'S TEN LARGEST INDUSTRY POSITIONS 12/31/95

  INDUSTRY                             PERCENTAGE
                                       OF ASSETS
--------------------------------------------------
  DRUGS/HEALTHCARE                       11.8%
---------------------------------------------------
  BUSINESS SERVICES                      10.9%
--------------------------------------------------
  COMPUTER SOFTWARE & SERVICES            8.9%
--------------------------------------------------
  ELECTRONICS & COMPONENTS                7.7%
--------------------------------------------------
  OFFICE EQUIPMENT                        6.8%
--------------------------------------------------
  RETAIL                                  5.9%
--------------------------------------------------
  MEDICAL TECHNOLOGY                      5.7%
--------------------------------------------------
  HOME PRODUCTS                           4.3%
--------------------------------------------------
  INSURANCE                               4.1%
--------------------------------------------------
  TELECOMMUNICATIONS                      4.0%

Portfolio holdings subject to change.

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[LOGO OF NEW ENGLAND FUNDS APPEARS HERE]
Where The Best Minds Meet(TM)

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Portfolio Composition, Financial Statements and Highlights
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NEW ENGLAND
CAPITAL GROWTH FUND


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December 31, 1995
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
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--
     PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
--
Investments as of December 31, 1995

COMMON STOCKS--96.0% OF TOTAL NET ASSETS

 SHARES                                                                VALUE (A)
--------------------------------------------------------------------------------
---
         BANKS--SAVINGS AND LOAN--2.0%
  60,000 First Bank System, Inc. ................................   $  2,977,500
                                                                    ------------
         BEVERAGES--3.2%
  45,000 Coca Cola Co. ..........................................      3,341,250
  25,000 Pepsico, Inc. ..........................................      1,396,875
                                                                    ------------
                                                                       4,738,125
                                                                    ------------
         BUSINESS SERVICES--10.9%
  40,000 Checkfree Corp. ........................................        860,000
  45,000 Ceridian Corp. (c)......................................      1,856,250
  54,600 Cintas Corp. ...........................................      2,429,700
  40,000 Danka Business Systems ADR(d)...........................      1,480,000
  47,000 First Data Corp. .......................................      3,143,125
  92,250 Fiserv, Inc. (c)........................................      2,767,500
  45,000 Medaphis Corp. (c) .....................................      1,665,000
  44,500 Paychex, Inc............................................      2,219,438
                                                                    ------------
                                                                      16,421,013
                                                                    ------------
         CHEMICALS MAJOR--0.7%
  20,000 Air Products & Chemicals, Inc. .........................      1,055,000
                                                                    ------------
         COMPUTER SOFTWARE & SERVICES--8.9%
  20,000 Adobe Systems, Inc. ....................................      1,240,000
  33,700 Autodesk, Inc. .........................................      1,154,225
  17,700 Broderbund Software, Inc. (c) ..........................      1,075,275
  54,000 FTP Software, Inc. .....................................      1,566,000
  90,000 Informix Corp. .........................................      2,700,000
  32,000 Microsoft Corp. (c).....................................      2,808,000
  68,000 Oracle Systems Corp. (c)................................      2,881,500
                                                                    ------------
                                                                      13,425,000
                                                                    ------------
         ELECTRONIC COMPONENTS--7.7%
  58,000 Intel Corp. ............................................      3,291,500
  50,000 LSI Logic Corp. (c).....................................      1,637,500
  38,000 Micron Technology, Inc. ................................      1,505,750
  32,000 Motorola, Inc. .........................................      1,824,000
  52,000 Premier Industrial Corp. ...............................      1,274,000
  32,000 Solectron Corp. (c).....................................      1,412,000
  12,900 Texas Instruments, Inc. ................................        667,575
                                                                    ------------
                                                                      11,612,325
                                                                    ------------
         ELECTRICAL EQUIPMENT--1.4%
  29,000 General Electric Co. ...................................      2,088,000
                                                                    ------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION--Continued
--------------------------------------------------------------------------------

Investments as of December 31, 1995
COMMON STOCKS--CONTINUED
SHARES                                                               VALUE (A)
--------------------------------------------------------------------------------
--
         FINANCIAL SERVICES--MISCELLANEOUS--2.0%
  32,000 Dean Witter Discover & Co. ............................. $  1,504,000
  42,000 MBNA Corp. .............................................    1,548,750
                                                                  ------------
                                                                     3,052,750
                                                                  ------------
         FOOD--PACKAGED & MISCELLANEOUS--2.2%
  27,400 Dreyers Grand Ice Cream, Inc. ..........................      911,050
 112,000 Starbucks, Corp. (c)....................................    2,352,000
                                                                  ------------
                                                                     3,263,050
                                                                  ------------
         HEALTH CARE--DRUGS--8.2%
  47,400 Amgen, Inc. (c).........................................    2,814,375
  21,000 Johnson & Johnson.......................................    1,798,125
  51,000 Merck & Co., Inc. ......................................    3,353,250
 200,000 Oncor, Inc. ............................................      900,000
  40,000 SmithKline Beecham PLC ADR (d)..........................    2,220,000
  65,000 Somatogen, Inc. (c).....................................    1,226,875
                                                                  ------------
                                                                    12,312,625
                                                                  ------------
         HEALTH CARE MED TECH--5.7%
  75,000 Boston Scientific Corp. (c).............................    3,675,000
  60,000 Medtronic, Inc. ........................................    3,352,500
  84,000 Ventritex, Inc. (c).....................................    1,459,500
                                                                  ------------
                                                                     8,487,000
                                                                  ------------
         HEALTH CARE SERVICES--3.6%
  55,000 Columbia HCA Healthcare Corp. ..........................    2,791,250
  88,300 Healthsouth Corp. (c)...................................    2,571,738
                                                                  ------------
                                                                     5,362,988
                                                                  ------------
         HOME PRODUCTS--4.3%
  45,000 Duracell International, Inc. ...........................    2,328,749
  54,000 Gillette Co. ...........................................    2,814,750
  15,700 Procter & Gamble Co. ...................................    1,303,100
                                                                  ------------
                                                                     6,446,599
                                                                  ------------
         HOTELS & RESTAURANTS--2.7%
  31,900 Boston Chicken, Inc. (c)...............................     1,024,788
  50,000 McDonalds Corp. .......................................     2,256,250
  56,000 Primadonna Resorts, Inc. (c)............................      826,000
                                                                  ------------
                                                                     4,107,038
                                                                  ------------
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PORTFOLIO COMPOSITION--Continued
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Investments as of December 31, 1995
COMMON STOCKS--CONTINUED
SHARES                                                              VALUE (A)
--------------------------------------------------------------------------------
-
         INSURANCE--4.1%
  45,000 American International Group, Inc. ..................... $  4,162,500
  32,000 EXEL Ltd. ..............................................    1,952,000
                                                                  ------------
                                                                     6,114,500
                                                                  ------------
         MEDIA AND ENTERTAINMENT--3.1%
  41,500 Walt Disney Co. ........................................    2,448,500
  46,000 Viacom, Inc. Class "B'..................................    2,179,250
                                                                  ------------
                                                                     4,627,750
                                                                  ------------
         NATURAL GAS--PIPELINES--1.5%
  60,000 Enron Corp. ...........................................     2,287,500
                                                                  ------------
         OFFICE EQUIPMENT--6.8%
  32,500 Cisco Systems, Inc. (c)................................     2,425,313
  42,000 Hewlett Packard Co. ...................................     3,517,500
  34,500 Parametric Technology Corp. ...........................     2,294,250
  69,000 Silicon Graphics, Inc. (c)..............................    1,897,500
                                                                  ------------
                                                                    10,134,563
                                                                  ------------
         OIL--INDEPENDENT PRODUCERS--2.5%
  70,000 Anadarko Petroleum Corp. ...............................    3,788,750
                                                                  ------------
         PHOTOGRAPHIC--2.5%
  55,000 Eastman Kodak Co. ......................................    3,685,000
                                                                  ------------
         RETAIL--5.9%
  70,000 CUC International (c)...................................    2,388,749
 125,000 Office Depot, Inc. (c).................................     2,468,750
  75,000 Office Max, Inc. (c)....................................    1,678,125
  74,500 PetsMart, Inc. (c)......................................    2,309,500
                                                                  ------------
                                                                     8,845,124
                                                                  ------------
         TELECOMMUNICATIONS--4.0%
  16,000 Glenayre Technologies, Inc. (c).........................      996,000
  67,500 Qualcomm, Inc. (c)......................................    2,902,500
  57,000 Tellabs, Inc. (c).......................................    2,109,000
                                                                  ------------
                                                                     6,007,500
                                                                  ------------
         TOBACCO--2.1%
  35,000 Philip Morris Companies, Inc. .........................     3,167,500
                                                                  ------------
 Total Common Stocks (Identified Cost $116,864,051)......          144,007,200
                                                                  ------------
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PORTFOLIO COMPOSITION--Continued
-------------------------------------------------------------------------------
Investments as of December 31, 1995
FACE
AMOUNT                                                               VALUE (A)
--------------------------------------------------------------------------------
-
            SHORT TERM INVESTMENTS--4.0%
 $6,077,000 Repurchase agreement with State Street Bank & Trust
            Co. dated 12/29/95 at 5.000% to be repurchased at
            $6,080,376 on 1/02/96 collateralized by $5,755,000
            U.S. Treasury Note 7.125% due 9/30/99 with a value
            of $6,207,250.....................................    $  6,077,000
                                                                  ------------
            Total Short-Term Investments (Identified Cost
            $6,077,000).......................................       6,077,000
                                                                  ------------
            Total Investments--100.0% (Identified Cost
            $122,941,051)(b)..................................     150,084,200
            Cash, receivables and other assets................         372,920
            Liabilities........................................       (365,213)
                                                                  ------------
            Total Net Assets--100%.............................   $150,091,907
                                                                  ============

(a) See Note 1A.
(b) Federal Tax Information: At December 31, 1995 the net
     unrealized appreciation on investments based on cost of
     $122,941,051 for Federal income tax purposes was as
     follows:
     Aggregate gross unrealized appreciation for all
     investments in which there is an excess of value over
     tax cost.................................................    $ 31,917,058
     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of
     tax cost over value.........                                   (4,773,909)
                                                                  ------------
     Net unrealized appreciation...............................   $ 27,143,149
                                                                  ============
 (c) Non-income producing security.
 (d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

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       STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
December 31, 1995

ASSETS
 Investments at value..................................          $150,084,200
 Cash..................................................                   173
 Receivable for:
 Fund shares sold......................................               162,648
 Dividends and interest................................               165,515
 Unamortized organization expense......................                36,584
 Prepaid registration expense..........................                 8,000
                                                                  ------------
                                                                  150,457,120
LIABILITIES
 Payable for:
 Fund shares redeemed.................................. $150,371
 Dividends declared....................................   23,922
 Accrued expenses:
 Management fees.......................................   96,270
 Deferred trustees' fees...............................    4,785
 Accounting and administrative.........................    3,900
 Other expenses........................................   85,965
                                                        --------
                                                                      365,213
                                                                 ------------
                                                                 $150,091,907
                                                                 ============
NET ASSETS
 Net Assets consist of:
 Capital paid in.......................................          $118,767,428
 Accumulated net realized gains........................             4,181,330
 Unrealized appreciation on investments................            27,143,149
                                                                 ------------
NET ASSETS.............................................          $150,091,907
                                                                 ============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
 ($123,504,050 divided by 6,709,516 shares of
 beneficial interest)..................................                $18.41
                                                                       ======
Offering price per share (100/94.25 of $18.41).........                $19.53*
                                                                       ======
Net asset value and offering price of Class B shares
 ($26,234,116 divided by 1,450,032 shares of beneficial
 interest).............................................                $18.09**
                                                                       ======
Net asset value and offering price of Class C shares
 ($353,741 divided by 19,563 shares of beneficial
 interest).............................................                $18.08
                                                                       ======
Identified cost of investments.........................          $122,941,051
                                                                 ============

*Based upon single purchases of less than $50,000. Reduced sales charges apply for purchases in excess of these amounts.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

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    STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
Year Ended December 31, 1995

INVESTMENT INCOME
 Dividends.............................................           $ 1,072,704(a)
 Interest..............................................               166,479
                                                                  -----------
                                                                    1,239,183
 Expenses
 Management fees.......................................  $989,864
 Service fees--Class A.................................   277,682
 Service and distribution fees--Class B................   207,706
 Service and distribution fees--Class C................     1,362
 Trustees' fees and expenses...........................    23,271
 Accounting and administrative.........................    47,876
 Custodian.............................................   105,394
 Transfer agent........................................   446,623
 Audit and tax services................................    41,000
 Legal.................................................    21,592
 Printing..............................................    44,059
 Registration..........................................    44,026
 Amortization of organization expenses.................    17,863
 Miscellaneous.........................................     8,353
                                                         --------
 Total expenses........................................             2,276,671
                                                                  -----------
 Net investment loss...................................            (1,037,488)
                                                                  -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on Investments--net.....................            15,135,922
 Unrealized appreciation on Investments--net ..........            19,442,310
                                                                  -----------
 Net gain on investment transactions...................            34,578,232
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.............           $33,540,744
                                                                  ===========

(a) Net of foreign taxes of: $448.

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       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    YEAR ENDED    YEAR ENDED
                                                      DECEMBER 31,  DECEMBER 31,
                                                          1994          1995
                                                     ------------  ------------
FROM OPERATIONS
 Net investment loss...............................  $   (587,279) $ (1,037,488)
 Net realized gain (loss) on investments...........      (544,430)   15,135,922
 Unrealized appreciation (depreciation) on
  investments......................................      (853,950)   19,442,310
                                                     ------------  ------------
 Increase (decrease) in net assets from operations.    (1,985,659)   33,540,744
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net realized gain on investments
 Class A...........................................            0    (7,789,254)
 Class B...........................................            0    (1,581,720)
 Class C...........................................            0       (14,547)
                                                     ------------  ------------
                                                               0    (9,385,521)
                                                     ------------  ------------
 Increase in net assets derived from capital share
  transactions.....................................     7,695,257    14,743,856
                                                     ------------  ------------
 Total increase in net assets......................     5,709,598    38,899,079
NET ASSETS
 Beginning of the year.............................   105,483,230   111,192,828
                                                     ------------  ------------
 End of the year...................................  $111,192,828  $150,091,907
                                                     ============  ============
(OVER)/UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the year.............................  $         0   $   (578,964)
                                                     ============  ============
 End of the year...................................  $   (578,964) $          0
                                                     ============  ============

--------------------------------------------------------------------------------
      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      CLASS A
                                       ----------------------------------------
                                          AUGUST 3(*)
                                         THROUGH      YEAR ENDED DECEMBER 31,
                                       DECEMBER 31,  --------------------------
                                           1992       1993     1994      1995
                                      ------------  -------  -------  --------
Net Asset Value, Beginning of
 Period.............................     $ 12.50     $ 14.23  $ 15.27  $  15.02
                                         -------     -------  -------  --------
Income From Investment Operations
Net Investment Income (loss)........        0.02        0.00    (0.08)
(0.11)++
Net Realized and Unrealized Gain
 (Loss) on Investments..............        1.84        1.12    (0.17)     4.74
                                         -------     -------  -------  --------
Total From Investment Operations....        1.86        1.12    (0.25)     4.63
                                         -------     -------  -------  --------
Less Distributions
Dividends From Net Investment
 Income.............................       (0.02)       0.00     0.00      0.00
Distributions From Net Realized
 Capital Gains......................       (0.11)      (0.08)    0.00     (1.24)
                                         -------     -------  -------  --------
Total Distributions.................       (0.13)      (0.08)    0.00     (1.24)
                                         -------     -------  -------  --------
Net Asset Value, End of Period......     $ 14.23     $ 15.27  $ 15.02  $  18.41
                                         =======     =======  =======  ========
Total Return (%)....................       14.9***      7.9     (1.6)     30.7
Ratio of Operating Expenses to
 Average Net Assets (%)+............        1.00**      1.23     1.63      1.61
Ratio of Net Investment Income
 (loss) to Average Net Assets (%)...        0.74**     (0.03)   (0.45)    (0.67)
Portfolio Turnover Rate (%).........          15          77       82        69
Net Assets, End of Period (000).....     $34,772     $98,735  $95,803  $123,504

+The ratio of operating expenses to
   average net assets without giving
   effect to the voluntary expense
   limitations described in Note 4 to
   the Financial Statements would have
   been (%).........................        2.20**      1.58      --        --
 ++Per share net investment income
   (loss) does not reflect the current
   period's reclassification of
   permanent differences between book
   and tax basis net investment income
   (loss). See Note 1d.
  *Commencement of Operations.
 **Computed on an annualized basis.
***Not computed on an annualized
  basis.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS--Continued
--------------------------------------------------------------------------------

                                          CLASS B                   CLASS C
                         -----------------------------------------  ------------
                         SEPTEMBER 13(*)    YEAR          YEAR         YEAR
                           THROUGH         ENDED         ENDED        ENDED
                          DECEMBER 31,   DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                              1993           1994         1995          1995
                         --------------- ------------ ------------  ------------
Net Asset Value,
 Beginning of Period....    $14.79        $ 15.24       $ 14.89      $14.89
                            ------        -------       -------      ------
Income From Investment
 Operations
Net Investment Income
 (loss).................      0.00          (0.08)        (0.16)++    (0.09)++
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........      0.53          (0.27)         4.60        4.52
                            -------        -------       -------      ------
Total From Investment
 Operations.............      0.53          (0.35)          4.44       4.43
                           -------        -------        -------     ------
Less Distributions
Dividends From Net
 Investment Income......      0.00           0.00           0.00       0.00
Distributions From Net
 Realized Capital Gains.     (0.08)          0.00          (1.24)     (1.24)
                           -------        --------        -------    ------
Total Distributions.....     (0.08)          0.00          (1.24)     (1.24)
                           -------        --------        -------     ------

Net Asset Value, End of
 Period.................    $15.24        $ 14.89         $ 18.09     $18.08
                            ======        =======         =======     ======
Total Return (%)........      3.6***        (2.3)           29.7       29.7
Ratio of Operating
 Expenses to
 Average Net Assets (%)+.     2.29**         2.38            2.36       2.36
Ratio of Net Investment
 Income (loss) to
 Average Net Assets (%).      1.15)**       (1.20)          (1.42)     (1.42)
Portfolio Turnover Rate
 (%)....................        77             82              69         69
Net Assets, End of
 Period (000)...........    $6,748         15,390         $26,234     $  354

  +The ratio of operating
   expenses to average net
   assets without giving
   effect to the voluntary
   expense limitations
   described in Note 4 to
   the Financial
   Statements would have
   been (%).............       2.29**           --             --          --
 ++Per share net
   investment income
   (loss) does not reflect
   the current period's
   reclassification of
   permanent differences
   between book and tax
   basis net investment
   income (loss). See Note
   1d.
  *Commencement of
   Operations.
 **Computed on an
   annualized basis.
***Not computed on an
   annualized basis.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 1995

1. The Fund is a Series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B and Class C shares. The Fund commenced its public offering of Class B shares on September 13, 1993 and of Class C shares on December 30, 1994. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Class C shares do not pay front end or contingent deferred sales charges and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Funds is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS--Continued
--------------------------------------------------------------------------------

December 31, 1995

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to the capital accounts.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the portfolio's ability to dispose of the underlying securities.

F. ORGANIZATION EXPENSE. Costs incurred in fiscal 1992 in connection with the Fund's organization and registration, amounting to approximately $75,980 in the aggregate, were paid by the Fund and are being amortized by the Fund based on projected annual average net assets over 60 months.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the year ended December 31, 1995 were $92,679,252 and $88,644,651, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 1995, the Fund incurred management fees payable to its investment adviser, Loomis, Sayles & Company, L.P. ("Loomis, Sayles"). Certain officers and directors of the adviser and its affiliated companies are also officers or trustees of the Fund. Loomis, Sayles is a wholly owned subsidiary of New England Investment Companies, L.P. ("NEIC"), which is a majority owned subsidiary of New England Mutual Life Insurance Company. The management agreement for the Fund in effect during the year ended December 31, 1995 provided for fees as set forth below:

FEES EARNED ANNUAL PERCENTAGE RATE ANNUAL NET ASSET VALUE LEVELS
----------- ---------------------- -----------------------------
$989,864    0.750%                the first $200 million
            0.700%                the next $300 million
            0.650%                the excess over $500 million

--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS--Continued
--------------------------------------------------------------------------------
December 31, 1995

Effective January 1, 1996, New England Funds Management, L.P. became the adviser for the Fund with the aforementioned adviser being retained as the Fund's sub-adviser.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1995 these expenses amounted to $47,876 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Fund. For the year ended December 31, 1995, the Fund paid New England Funds $333,332 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by the New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1995, the Fund paid New England Funds $277,682 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward at December 31, 1995 is $563,284.

Under the Class B and Class C Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets

--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS--Continued
--------------------------------------------------------------------------------
December 31, 1995

attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1995, the Fund paid New England Funds $51,927 and $340 in service fees under the Class B and Class C plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the year ended December 31, 1995, the Fund paid New England Funds $155,779 and $1,022 in distribution fees under the Class B and Class C plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the year ended December 31, 1995 amounted to $479,210.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Loomis, Sayles, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

Annual Retainer          $2,400
Meeting Fee              $125/meeting
Committee Meeting Fee    $75/meeting
Committee Chairman Retainer   $125/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS--Continued
--------------------------------------------------------------------------------
December 31, 1995

4. CAPITAL SHARES. At December 31, 1995 there was an unlimited number of shares of beneficial interest authorized, divided into three classes, Class A, Class B and Class C capital stock. Transactions in capital shares were as follows:

                                 YEAR ENDED                YEAR ENDED
                              DECEMBER 31, 1994        DECEMBER 31, 1995
                           ------------------------  ------------------------
CLASS A                     SHARES       AMOUNT       SHARES       AMOUNT
-------                    ----------  ------------  ----------  ------------
Shares sold...............  1,854,656  $ 27,571,569   1,535,548  $ 27,180,134
Shares issued in
 connection with the
 reinvestment of:
 Distributions from net
  realized gain...........  0     0     401,895     7,531,962
                           ----------  ------------  ----------  ------------
                            1,854,656    27,571,569   1,937,443    34,712,096
Shares repurchased........ (1,944,564)  (28,617,642) (1,605,071)  (27,758,920)
                           ----------  ------------  ----------  ------------
Net increase (decrease)...    (89,908)   (1,046,073)    332,372     6,953,176
                           ----------  ------------  ----------  ------------
                                YEAR ENDED                YEAR ENDED
                              DECEMBER 31, 1994        DECEMBER 31, 1995
                           ------------------------  ------------------------
CLASS B                     SHARES       AMOUNT       SHARES       AMOUNT
-------                    ----------  ------------  ----------  ------------
Shares sold...............    700,346  $ 10,332,881     486,105  $  8,582,384
Shares issued in
 connection with the
 reinvestment of:
 Distributions from net
  realized gain...........          0            0       82,435     1,520,869
                           ----------  ------------  ----------  ------------
                              700,346    10,332,881     568,540    10,103,253
Shares repurchased........   (109,499)   (1,591,551)   (152,230)   (2,660,581)
                           ----------  ------------  ----------  ------------
Net increase..............    590,847     8,741,330     416,310     7,442,672
                           ----------  ------------  ----------  ------------
                                  YEAR ENDED                YEAR ENDED
                              DECEMBER 31, 1994        DECEMBER 31, 1995
                           ------------------------  ------------------------
CLASS A                     SHARES       AMOUNT       SHARES       AMOUNT
-------                    ----------  ------------  ----------  ------------
Shares sold...............                               19,788  $    352,389
Shares issued in
 connection with the
 reinvestment of:
 Distributions from net
  realized gain...........                                  772        14,201
                                                     ----------  ------------
                                                         20,560       366,590
Shares repurchased........                                 (997)      (18,582)
                                                      ----------  ------------
Net increase .............                               19,563       348,008
                           ----------  ------------  ----------  ------------
Increase derived from
 capital shares
 transactions.............    500,939  $  7,695,257     768,245  $ 14,743,856
                           ==========  ============  ==========  ============

--------------------------------------------------------------------------------
       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of NEW ENGLAND CAPITAL GROWTH FUND

In our opinion, the accompanying statement of assets & liabilities, including the portfolio composition, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New England Capital Growth Fund ("the Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1995, by correspondence with the custodian and brokers provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Boston, Massachusetts
February 7, 1996

--------------------------------------------------------------------------------
      SHAREHOLDER MEETING
--------------------------------------------------------------------------------

  At a special shareholders' meeting held on December 28, 1995, shareholders of the Capital Growth Fund voted for the following proposals:

                                          VOTED     ABSTAINED    BROKER
                           VOTED FOR     AGAINST      VOTES    NON-VOTES   TOTAL
VOTES
                         ------------- ----------- ----------- ---------- ------
-------
1. To approve new
   investment advisory
   arrangements to be
   effective upon the
   merger of New
   England Mutual Life
   Insurance Company
   into Metropolitan
   Life Insurance
   Company, such
   arrangements to be
   substantially
   identical to the
   investment advisory
   arrangements in
   effect for the Fund
   immediately prior to
   such merger.           3,812,527.611 100,425.627 147,065.695
4,060,018.933
                          ============= =========== ===========
2. To approve a new
   Advisory Agreement
   between the Fund and
   New England Funds
   Management, L.P.
   ("NEFM")               3,767,864.506 122,354.089 146,845.338 22,955.000
4,060,018.933
                          ============= =========== =========== ==========
3. To approve a related
   Sub-Advisory
   Agreement between
   NEFM and such Fund's
   current investment
   adviser.              3,754,110.865 130,823.390 152,129.678 22,955.000
4,060,018.933
                         ============= =========== =========== ==========

------------------------------------------------------------------------
Regular Investing Pays
------------------------------------------------------------------------

FIVE GOOD REASONS TO INVEST REGULARLY
1.  It's an easy way to build assets
2.  It's convenient and effortless
3.  It requires a low minimum to get started
4. It can help you reach important long-term goals like retirement or college funding
5.  It can help you benefit from the ups and downs of the market
    With Investment Builder, New England Funds' automatic investment program, you can invest as little as $50 a month in your New England Fund automatically -
    without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

THE POWER OF MONTHLY INVESTING
[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]
Monthly investments of $50

Years                Growth of Monthly Investments
0                                               $0
5                                           $3,661
10                                          $9,040
15                                         $16,943
20                                         $28,555
25                                         $45,618

Monthly investments of $100

Years                Growth of Monthly Investments
0                                               $0
5                                           $7,322
10                                         $18,079
15                                         $33,886
20                                         $57,111
25                                         $91,236
Monthly investments of $200

Years                Growth of Monthly Investments
0                                               $0
5                                          $14,643
10                                         $36,158
15                                         $67,772
20                                        $114,222
25                                        $182,472
Monthly investments of $500

Years                Growth of Monthly Investments
0                                               $0
5                                          $36,608
10                                         $90,396
15                                        $169,429
20                                        $285,555
25                                        $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New
England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.
You can start an Investment Builder program with your current New England Fund account, or with any of our other funds. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

--------------------------------------------------------------------------------
--
INFORMATION ON CALL
--------------------------------------------------------------------------------
--


You Can Call New England Funds Day or Night

Do you like to keep on top of your New England Funds but can't always call us during regular business hours? With Tele#Facts, New England Funds' 24-hours a day automated telephone system, you can call us any time that's convenient for you - day or night!

By calling 1-800-346-5984 from any Touch-ToneRegistration Mark telephone, you can:

- Check the current value of your New England Fund account
- Find out the current yield and total return on any New England Fund
- Buy, sell or exchange fund shares

Just remember to have these four items with you before calling:

1. YOUR PERSONAL IDENTIFICATION NUMBER which is the last four digits of your Social Security number

2. THE FUND NUMBER - two- or three-digit number listed on the Tele#Facts wallet card

3. FUNCTION NUMBER - listed on the Tele#Facts wallet card

4. ACCOUNT NUMBER - listed on all your statements

You can get the information you need to use Tele#Facts from the back of your statement. If you need another Tele#Facts wallet card or have questions about getting started, please call us at 1-800-225-5478.

So go ahead and give Tele#Facts a try. We think you'll enjoy this easy-to-use and convenient service from New England Funds!

-----------------------------------------------------------------------
SAVING FOR RETIREMENT
-----------------------------------------------------------------------

An Early Start Can Make a Big Difference
With today's lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed of will require considerable financial resources. While it's never too late to start a retirement savings program, it's certainly never too early: The sooner you begin, the longer the time your money has to grow. The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer - for 25 years, in fact. Can you guess which investor accumulates the greater retirement nest egg?

For the answer, look at the chart.

AN EARLY START CAN MAKE A BIG DIFFERENCE
[A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]

Investor A - Begins at age 30 for 10 years:
Age                                         Growth of Investments
30                                                         $2,000
35                                                        $15,431
40                                                        $35,062
45                                                        $90,943
55                                                       $146,464
60                                                       $235,882
65                                                       $379,890


Investor B - Begins investing at age 40 for 25 years:
Age                                         Growth of Investments
40                                                         $2,000
45                                                        $15,431
50                                                        $37,062
55                                                        $71,899
60                                                       $128,005
65                                                       $216,364

Assumes 10% hypothetical appreciation. For illustrative purposes only and not indicative of future performance of any New England Fund.

Investor A invested $20,000, less than half of investor B's commitment - and for less than half the time. Yet investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start.

New England Funds has prepared a number of informative retirement planning guides. Call your financial representative or New England Funds today, and ask for the guide that best fits your personal needs.
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New England Funds
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STOCK FUNDS

Growth Fund of Israel
 International Equity Fund
Star Worldwide Fund
Growth Fund
Star Advisers Fund
Capital Growth Fund
 Value Fund
 Growth Opportunities Fund
 Balanced Fund

BOND FUNDS

High Income Fund
 Strategic Income Fund
 Government Securities Fund
 Bond Income Fund
 Limited Term U.S. Government Fund
 Adjustable Rate U.S. Government Fund

TAX EXEMPT FUNDS

Municipal Income Fund
 Massachusetts Tax Free Income Fund
 Intermediate Term Tax Free Fund of California
 Intermediate Term Tax Free Fund of New York

MONEY MARKET FUNDS

Cash Management Trust
- Money Market Series
- U.S. Government Series
  Tax Exempt Money Market Trust

To learn more, and for a free prospectus, contact your financial representative.

New England Funds, L.P.
399 Boylston Street
Boston, MA  02116
Toll Free  800-225-5478

This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.



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APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED AND
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       "See accompanying notes to the financial statements")
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(5)  Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

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